Financial Instruments And Risk Management (Narrative) (Details)	12 Months Ended				12 Months Ended										12 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($) contract item	Dec. 31, 2012 USD ($) item	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Variable Rate [member] USD ($)	Dec. 31, 2013 Counterparty One [Member]	Dec. 31, 2012 Counterparty One [Member]	Dec. 31, 2013 Counterparty Two [Member]	Dec. 31, 2012 Counterparty Two [Member]	Dec. 31, 2013 Counterparty Three [Member]	Dec. 31, 2013 Counterparty Four [Member]	Dec. 31, 2013 Canada [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 Canada [Member] Revolving Credit Facility [Member] CAD	Jun. 30, 2013 Canada [Member] Revolving Credit Facility [Member] CAD	Dec. 31, 2012 Canada [Member] Revolving Credit Facility [Member] CAD	Dec. 31, 2013 Canada [Member] Shelf Prospectus [Member]	Dec. 31, 2013 United States [Member] USD ($)	Dec. 31, 2012 United States [Member] USD ($)	Dec. 31, 2013 United States [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 United States [Member] Shelf Prospectus [Member] USD ($)	Dec. 31, 2013 U.S. Dollar Denominated [Member] Canada [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated [Member] Canada [Member] USD ($)	Dec. 31, 2013 Canadian Dollar Denominated [Member] Canada [Member] Unused lines of Credit [Member] USD ($)	Dec. 31, 2013 Canadian Dollar Denominated [Member] Canada [Member] Unused lines of Credit [Member] CAD
Derivative [Line Items]
Variability Percent To Assess The Potential Impact Of Commodity Price Changes	10.00%
Number Of Counterparties With More Than Ten Percent Of The Fair Value Of The Outstanding Risk Management Contracts	4	2
Line of Credit Facility, Remaining Borrowing Capacity	$ 4,300,000,000												3,500,000,000	4,000,000,000				$ 999,000,000				$ 3,300,000,000	3,500,000,000
Collateral Balances	0
Number of Credit Risk Derivatives Held	0
Percent of Accounts Receivable and Financial Derivative credit exposures with investment grade counterparties	87.00%	88.00%
Percent Of The Fair Value Of Outstanding In The Money Net Risk Management Contracts	10.00%				24.00%	22.00%	14.00%	15.00%	14.00%	13.00%
Line of Credit Facility, Maximum Borrowing Capacity											3,300,000,000	3,500,000,000		4,000,000,000				1,000,000,000
Unused Capacity Under Shelf Prospectus Amount																4,000,000,000			4,000,000,000
Unsecured Debt																				5,400,000,000	5,900,000,000
Debt Amount Not Subject to Foreign Exchange exposure																1,700,000,000	1,800,000,000
Number of Foreign Currency Derivatives Held	0
$ Change in US to Canadian Dollar Exchange Rate	0.01
Change in FX (gain) Loss due to $0.01 change in exchange rate	48,000,000	51,000,000	48,000,000
Increase Decrease in Net earnings from One Percent Change in Interest Rate on Floating Rate Debt	0	0	0
Debt Instrument, Maturity Date															Jun. 01, 2013				Jun. 01, 2014
Floating Rate Debt				$ 0
Percent Change in Interest Rates	1.00%
Expiration date	Jun. 01, 2018										Jun. 01, 2018	Jun. 01, 2018						Jun. 01, 2018